Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2025-03-05	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Mar. 05, 2025
Restatement does not require Recovery	Clawback Policy, the Compensation Committee conducted a recovery analysis of incentive-based compensation in accordance with Rule 10D-1 under the Exchange Act. Based on this analysis, no recovery of incentive-based compensation was required, as the financial statement adjustments did not impact any of the metrics used to determine incentive compensation during the relevant recovery period, and thus there was no erroneously awarded compensation.